Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per share
	For the years ended December 31,
	2020	2019	2018
	(in thousands, except per share data)
Numerator for basic earnings per share
Net income/(loss)	$(12,599)	$10,807	$9,228
Less: Income attributable to preferred shareholders	—	(377)	—
Net income/(loss) available to common shareholders	(12,599)	10,430	9,228

Denominator for basic earnings per share
Weighted-average shares outstanding – basic	44,737	21,118	20,217
Basic earnings/(loss) per share	$(0.28)	$0.49	$0.46

Numerator for diluted earnings per share
Net income available to common shareholders	$(12,599)	$10,430	$9,228

Denominator for diluted earnings per share
Basic weighted-average common shares outstanding	44,737	21,118	20,217
Add: Dilutive impact of options in the money	—	4	—
Weighted-average shares outstanding for diluted earnings per share	44,737	21,122	20,217
Diluted earnings/(loss) per share	$(0.28)	$0.49	$0.46

Schedule of diluted net loss per share attributable to common stockholders
	For the twelve months ended December 31,
Potential common shares	2020	2019	2018
	(in thousands)
Convertible preferred stock	1,048	1,048	—
Stock options to purchase common stock	8,866	—	5,579
Restricted stock units	3,054	—	—
Performance stock units	1,453	—	—
Warrants to purchase common stock	11,347	—	—
Total	25,768	1,048	5,579